Note 9 - Debt - Draws (Payments) On Line of Credit (Details) - USD ($) $ in Thousands								2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 15, 2017	Jun. 26, 2017	May 15, 2017	Apr. 05, 2017	Mar. 28, 2017	Mar. 22, 2017	Feb. 06, 2017	Dec. 31, 2017	Jun. 26, 2017	Sep. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount drawn								$ 30,000		$ 39,280
Fees	$ 490									490
Interest										147	$ 5,724	$ 3,208	$ 503
Amount settled								$ (21,122)		(38,162)
Amounts forgiven										(1,118)
Outstanding amount
Notes [Member] | Kalani Investments Limited [Member]
Amount drawn		$ 3,000		$ 7,700	$ 10,000	$ 5,000	$ 3,500
Fees						200	210
Interest		2		42	24	7	22
Amount settled		(3,000)		(7,700)	(10,000)	(5,000)	(3,500)
Amounts forgiven
Outstanding amount
Maturity		Oct. 24, 2017		Sep. 04, 2017	Aug. 25, 2017	Oct. 07, 2017	May 15, 2017
Notes [Member] | Xanthe Holdings Limited [Member]
Amount drawn	2,020		$ 5,000						3,060
Fees	20	$ 60							60	20
Interest	6		28						16
Amount settled	(2,020)		(3,882)						(3,060)
Amounts forgiven			(1,118)
Outstanding amount
Maturity	Dec. 14, 2017		Aug. 23, 2017						Nov. 07, 2017